ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	Mar. 31, 2015	Mar. 31, 2014
Capital Unit [Line Items]
Partners Capital Account Units Issued	21,996,102	21,996,102
Partners Capital Account Units Outstanding	21,936,787	21,981,089
Series Fifteen [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,870,500	3,870,500
Partners Capital Account Units Outstanding	3,858,400	3,865,900
Series Sixteen [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	5,429,402	5,429,402
Partners Capital Account Units Outstanding	5,411,800	5,423,102
Series Seventeen [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	5,000,000	5,000,000
Partners Capital Account Units Outstanding	4,980,687	4,995,887
Series Eighteen [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,616,200	3,616,200
Partners Capital Account Units Outstanding	3,612,200	3,616,200
Series Nineteen [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,080,000	4,080,000
Partners Capital Account Units Outstanding	4,073,700	4,080,000